VOYA LETTERHEAD

U.S. LEGAL / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

September 19, 2016

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 3 to Registration Statement on Form N-4
Prospectus Title: Voya Preferred Advantage Variable Annuity
File Nos.: 333-202174 and 811-05626

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 with respect to deferred individual variable annuity contracts (the “Contracts”) offered by the Company through the Account.

The purpose of this filing is to amend by supplement disclosure to increase the maximum daily Asset Based Administration Fee for Contracts issued on or after November 18, 2016.

It is proposed that this Registration Statement become effective on November 18, 2016. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into a post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include exhibits and other required disclosures and representations.

A copy of this Registration Statement is being sent to you under separate cover.

If you have any questions, please call me at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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